Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2024
Costs of service and general and administrative costs [Abstract]
Summary of Costs of Service and General and Administrative Costs
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Staff costs	3,985	4,141
Establishment costs	242	272
Media pass-through costs	1,208	1,023
Other costs of services and general and administrative costs[1]	1,369	1,479
	6,804	6,915

Note
[1]Other costs of services and general and administrative costs include £420 million (period ended 2023: £387 million) of other pass-through costs.
2. Costs of services and general and administrative costs (continued)
Other costs of services and general and administrative costs include:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Goodwill impairment	—	53
Amortisation and impairment of acquired intangible assets	57	36
Restructuring and transformation costs	131	87
Property-related restructuring costs	22	180